Liquidity	3 Months Ended
Sep. 30, 2013
Liquidity [Abstract]
Liquidity
Note 2 – Liquidity:

As shown in the accompanying condensed consolidated financial statements, the Company has a history of losses with a deficit accumulated during the development stage from July 1, 1998 (inception) through September 30, 2013 of $76,231,791.  Additionally, the Company has generated minimal revenues by licensing its technology for certain crops to companies willing to share in its development costs.  In addition, the Company’s technology may not be ready for commercialization for several years. The Company expects to continue to incur losses for the next several years because it anticipates that its expenditures on research and development and administrative activities will significantly exceed its revenues during that period. The Company cannot predict when, if ever, it will become profitable.

As of September 30, 2013, the Company had cash and cash equivalents in the amount of $789,176, which consisted of checking accounts and money market funds.  In October 2013, the Company received net proceeds of approximately $1,505,000 from the placement of the Company’s common stock, par value $0.01 per share (the “Common Stock”).  The Company estimates that its cash and cash equivalents as of September 30, 2013 and the net proceeds of the placement of Common Stock in October 2013 will cover its expenses through March 2014.  In order to provide the Company with the cash resources necessary to fund operations through at least September 30, 2014, the Company will continue its efforts to raise additional capital through a private or public placement in the near future.  To that goal, the Company effected a 1:100 reverse stock split and the Company has filed a preliminary S-1 registration statement in October 2013.

The Company will need additional capital and plans to raise additional capital through the placement of debt instruments, equity instruments or both.  However, the Company may not be able to obtain adequate funds for its operations when needed or on acceptable terms.  If the Company is unable to raise additional funds, it will need to do one or more of the following:

⋅	delay, scale-back or eliminate some or all of its research and product development programs;
⋅	license third parties to develop and commercialize products or technologies that it would otherwise seek to develop and commercialize itself;
⋅	seek strategic alliances or business combinations;
⋅	attempt to sell the Company;
⋅	cease operations; or
⋅	declare bankruptcy.